Commitments	12 Months Ended
Dec. 31, 2013
Commitments
21.	COMMITMENTS

	December 31, 2013	December 31, 2012
Capital commitments
Contracted for - discontinued operations	—	59.7
Contracted for - continuing operations	100.8	184.9
Lease commitments
Operating leases
Less than 12 months	2.9	3.8
12 - 36 months	3.8	6.2
36 - 60 months	0.6	1.5
After 60 months	1.0	—

Total	8.3	11.5

Included in net income are operating lease charges amounting to $4.5 million (fiscal year ended December 31, 2012: $3.9 million and fiscal year ended December 31, 2011: $2.9 million).

Guarantees and other commitments	0.1	0.5

The Group also provides environmental obligation guarantees with respect to its South African, Ghanaian and Australian operations. These guarantees, amounting to $121.1 million at December 31, 2013 (December 31, 2012: $193.8 million) have not been included in the amount of guarantees of $0.1 million (December 31, 2012: $0.5 million) because they are fully provided for under the related provision for environmental rehabilitation.

Capital commitments will be funded from internal cash resources and borrowings as necessary. All the contracted capital expenditure as at December 31, 2013 and December 31, 2012 relates to obligations within the next 12 months. The expenditure relates to mining development, infrastructure and hostel upgrades.